UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2006

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      September 30, 2006
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	93
Form 13F Information Table Value Total:	$226,053,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AG EDWARDS INC.                COM              281760108      241     4525 SH       SOLE                     4400               125
ALBEMARLE CORP.                COM              012653101     1984    36515 SH       SOLE                    36100               415
ALLEGHENY TECHNOLOGIES         COM              01741R102     2431    39095 SH       SOLE                    36800              2295
ALLIANCE DATA SYSTEMS          COM              018581108     2597    47050 SH       SOLE                    45300              1750
ALLSCRIPTS HEALTHCARE          COM              01988P108     2365   105190 SH       SOLE                    97300              7890
ALLSTATE CORP                  COM              020002101     2706    43135 SH       SOLE                    40800              2335
AMERICAN EXPRESS CO            COM              025816109     3143    56040 SH       SOLE                    54400              1640
AMERICREDIT CORP               COM              03060R101      225     9000 SH       SOLE                     9000
ANIXTER INTL. INC              COM              035290105      384     6800 SH       SOLE                     6800
ARMOR HOLDINGS INC             COM              042260109     1499    26150 SH       SOLE                    24800              1350
ASSURANT INC                   COM              04621X108     3447    64535 SH       SOLE                    61600              2935
AT&T CORP COM                  COM              00206R102     4636   142375 SH       SOLE                   132800              9575
AUTODESK INC                   COM              052769106     2413    69375 SH       SOLE                    65200              4175
BANCORPSOUTH INC               COM              059692103      462    16650 SH       SOLE                    16000               650
BANK OF AMERICA CORP.          COM              060505104     3761    70215 SH       SOLE                    62800              7415
BANK UNITED FINANCIAL CORP     COM              06652B103      334    12800 SH       SOLE                    11300              1500
BEAR STEARNS COS. INC.         COM              073902108     2420    17275 SH       SOLE                    15800              1475
BOEING CO.                     COM              097023105     2964    37590 SH       SOLE                    34200              3390
CAPITAL ONE FINL CORP          COM              14040H105     3034    38575 SH       SOLE                    35600              2975
CATERPILLAR INC.               COM              149123101     3289    49980 SH       SOLE                    45600              4380
CHEVRON CORP.                  COM              166764100     2160    33306 SH       SOLE                    30000              3306
CHICAGO MERCANTILE HLD         COM              167760107     3056     6390 SH       SOLE                     6000               390
CISCO SYS INC                  COM              17275R102     3695   160795 SH       SOLE                   147900             12895
COACH INC                      COM              189754104     3185    92580 SH       SOLE                    86660              5920
COGNIZANT TECHNOLOGY           COM              192446102      539     7280 SH       SOLE                     6000              1280
CORNING INC                    COM              219350105     3455   141545 SH       SOLE                   132100              9445
COSTCO WHOLESALE CORP.         COM              22160k105     3608    72625 SH       SOLE                    68600              4025
COVANCE INC                    COM              222816100     3496    52660 SH       SOLE                    47430              5230
DARDEN RESTAURANTS, INC.       COM              237194105      482    11340 SH       SOLE                    11200               140
DAVITA INC                     COM              23918K108     2367    40900 SH       SOLE                    40900
EDISON INTL COM                COM              281020107     1875    45025 SH       SOLE                    44100               925
EXXON MOBIL CORP               COM              30231G102     3337    49728 SH       SOLE                    45200              4528
FEDEX CORP                     COM              31428X106     2256    20760 SH       SOLE                    20200               560
GENENTECH INC                  COM              368710406     3317    40110 SH       SOLE                    39600               510
GOLDMAN SACHS GROUP            COM              38141G104     3285    19420 SH       SOLE                    17700              1720
HARRIS CORP                    COM              413875105     2669    60000 SH       SOLE                    60000
HARTFORD FINL SVCS             COM              416515104     3352    38640 SH       SOLE                    36000              2640
HESS CORP                      COM              42809H107     3071    74145 SH       SOLE                    72000              2145
HEWLETT PACKARD CO             COM              428236103     3856   105095 SH       SOLE                   100700              4395
HILTON HOTELS CORP             COM              432848109      617    22150 SH       SOLE                    18300              3850
HUMANA INC                     COM              444859102     3534    53470 SH       SOLE                    51200              2270
INTERSIL CORP                  COM              46069S109      416    16930 SH       SOLE                    16800               130
JACKSON HEWITT TAX SERVICE     COM              468202106      252     8400 SH       SOLE                     8000               400
JOHNSON & JOHNSON              COM              478160104     4472    68865 SH       SOLE                    63400              5465
JOHNSON CONTROLS INC.          COM              478366107      429     5980 SH       SOLE                     5100               880
JP MORGAN & CO.                COM              616880100     3673    78210 SH       SOLE                    70600              7610
LEHMAN BROS. HLDG.             COM              524908100     2626    35550 SH       SOLE                    34000              1550
LONGS DRUG STORES CORP.        COM              543162101      230     5000 SH       SOLE                     5000
MANPOWER INC                   COM              56418h100     2853    46560 SH       SOLE                    46400               160
MARATHON OIL                   COM              902905827      342     4450 SH       SOLE                     4400                50
MARRIOTT INTL INC              COM              571903202     2428    62830 SH       SOLE                    61600              1230
MCDONALDS CORP                 COM              580135101     2639    67450 SH       SOLE                    62400              5050
MICROSOFT CORP                 COM              594918104     3649   133418 SH       SOLE                   122500             10918
MORGAN STANLEY COM             COM              617446448     3276    44930 SH       SOLE                    43500              1430
MOTOROLA INC                   COM              620076109     4436   177453 SH       SOLE                   161600             15853
NATIONAL FUEL GAS CO.          COM              636180101      667    18350 SH       SOLE                    14900              3450
NEWELL RUBBERMAID INC          COM              651229106      286    10100 SH       SOLE                    10000               100
NORDSTROM INC                  COM              655664100     3517    83150 SH       SOLE                    80100              3050
NUCOR CORP                     COM              670346105      752    15200 SH       SOLE                    15200
NVIDIA CORP                    COM              67066G104     4067   137430 SH       SOLE                   131400              6030
OCCIDENTAL PETE CORP           COM              674599105     4072    84630 SH       SOLE                    80600              4030
OFFICE DEPOT INC               COM              676220106     3544    89265 SH       SOLE                    84500              4765
ON SEMICONDUCTOR CORP.         COM              682189105     1243   211430 SH       SOLE                   202600              8830
ORACLE CORP                    COM              68389X105     2033   114600 SH       SOLE                   114400               200
PENNEY J C INC                 COM              708160106     3213    46980 SH       SOLE                    42100              4880
PEPSICO INC                    COM              713448108     4751    72805 SH       SOLE                    67900              4905
PHILADELPHIA CONS HLDG         COM              717528103      312     7860 SH       SOLE                     7100               760
PHILLIPS VAN HUESEN            COM              718592108     3487    83480 SH       SOLE                    80600              2880
PPG INDS                       COM              693506107     2500    37275 SH       SOLE                    36300               975
PRECISION CASTPARTS CORP.      COM              740189105     2396    37935 SH       SOLE                    37200               735
PRIVATEBANCORP INC             COM              742962103      543    11880 SH       SOLE                    11600               280
PROCTOR & GAMBLE               COM              742718109     4068    65640 SH       SOLE                    61200              4440
QUEST DIAGNOSTICS INC          COM              74834L100     2982    48760 SH       SOLE                    48300               460
REGAL BELOIT                   COM              758750103     1662    38200 SH       SOLE                    38200
ROWAN COS INC                  COM              779382100     3322   105035 SH       SOLE                    97100              7935
RYDER SYS INC                  COM              783549108      455     8800 SH       SOLE                     8800
SAFECO CORP.                   COM              786429100     2777    47125 SH       SOLE                    44000              3125
SEI INVESTMENTS CO.            COM              784117103     3391    60350 SH       SOLE                    59800               550
SEMPRA ENERGY                  COM              816851109      904    17990 SH       SOLE                    16800              1190
SHERWIN-WILLIAMS               COM              824348106     1506    27000 SH       SOLE                    27000
SMITH INTL INC                 COM              832110100     4186   107880 SH       SOLE                   103800              4080
TARGET CORP.                   COM              239753106     4032    72985 SH       SOLE                    67400              5585
TEVA PHARMACEUTICAL            COM              881624209     3825   112200 SH       SOLE                   104200              8000
TEXTRON INC                    COM              883203101     4225    48285 SH       SOLE                    44530              3755
TXU CORP COM                   COM              873168108     3735    59740 SH       SOLE                    56800              2940
UNITED TECHNOLOGIES CP         COM              913017109     3569    56335 SH       SOLE                    52900              3435
UNITEDHEALTH GROUP             COM              91324P102     3507    71272 SH       SOLE                    64916              6356
VERIZON COMMUNICATIONS         COM              92343V104     2880    77568 SH       SOLE                    72900              4668
VISHAY INTERTECHNOLOGY INC.    COM              928298108      209    14900 SH       SOLE                    14900
WATSON WYATT WORLDWIDE         COM              942712100      336     8200 SH       SOLE                     8200
WHITNEY HLDG CORP              COM              966612103      233     6500 SH       SOLE                     6200               300
WILMINGTON TRUST CORP          COM              971807102     3388    76045 SH       SOLE                    73000              3045
ENERGY TRANSFER PARTNERS                        29273R109      213     4600 SH       SOLE                                       4600